May 24, 2024

Supplement Dated May 24, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL Multi-Manager Mid Cap Fund
Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Growth Fund, please add the following after the last paragraph:

Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Mid Cap Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Mid Cap Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

JNL/PPM America Investment Grade Credit Fund
Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/PPM America Investment Grade Credit Fund, please add the following after the last bulleted paragraph:
JNL/PPM America Investment Grade Credit Fund | Foreign securities risk [Member]
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM America Investment Grade Credit Fund | Company risk [Member]
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.